Inventories	6 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
Inventories
Note 4 - Inventories

	June 30,	December 31,
	2018	2017
	US$ thousands

Raw materials and components	27,520	24,407
Products in process	11,130	15,079
Finished products	10,921	12,001
	49,571	51,487